Lease Commitments	12 Months Ended
Jun. 30, 2017
Lease Commitments

14. Lease Commitments

The Company leases certain facilities under non-cancelable operating leases. Rent expense associated with the leases facilities totaled $15.4 million and $14.8 million for the years ended June 30, 2017 and 2016, respectively. The Company also leases certain school vehicles under non-cancelable operating leases. Operating lease expense associated with these leased school vehicles totaled $41.4 million and $36.8 million for the years ended June 30, 2017 and 2016, respectively. The terms of these and other leases expire at various times through 2023.

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2018	$16,070	$39,902	$55,972
2019	10,619	35,626	46,245
2020	6,771	29,436	36,207
2021	4,680	18,384	23,064
2022	2,763	8,093	10,856
2023 and thereafter	2,080	71	2,151

Total minimum payments	$42,983	$131,512	$174,495